UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2012

                                                                      (Form N-Q)

88235-1112                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
September 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (31.6%)
   234,611    USAA Aggressive Growth Fund*                             $     8,749
   552,561    USAA Emerging Markets Fund                                     9,515
   525,906    USAA Growth Fund                                               8,762
   624,317    USAA Income Stock Fund                                         8,559
   973,320    USAA International Fund                                       23,700
   332,869    USAA Precious Metals and Minerals Fund                        10,615
   612,303    USAA Real Return Fund                                          6,454
   401,963    USAA S&P 500 Index Fund                                        8,670
   541,625    USAA Small Cap Stock Fund                                      8,141
   572,874    USAA Value Fund                                                8,542
                                                                       -----------
              Total Equity Mutual Funds (cost: $83,839)                    101,707
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (67.4%)
 6,428,444    USAA Income Fund                                              86,720
 5,974,577    USAA Intermediate-Term Bond Fund                              65,242
 6,984,268    USAA Short-Term Bond Fund                                     64,744
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $202,206)             216,706
                                                                       -----------
              MONEY MARKET INSTRUMENTS (0.9%)

              MONEY MARKET FUNDS (0.9%)
 2,953,407    State Street Institutional Liquid Reserve Fund,
                 0.21% (a)(cost: $2,953)                                     2,953
                                                                       -----------

              TOTAL INVESTMENTS (COST: $288,998)                       $   321,366
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     101,707       $        --       $         --     $  101,707
Fixed-Income Mutual Funds                         216,706                --                 --        216,706
Money Market Instruments:
  Money Market Funds                                2,953                --                 --          2,953
-------------------------------------------------------------------------------------------------------------
Total                                       $     321,366       $        --       $         --     $  321,366
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
September 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (43.6%)
   581,291    USAA Aggressive Growth Fund*                             $    21,676
 1,371,651    USAA Emerging Markets Fund                                    23,620
 1,303,010    USAA Growth Fund                                              21,708
 1,547,730    USAA Income Stock Fund                                        21,219
 2,414,623    USAA International Fund                                       58,796
   567,050    USAA Precious Metals and Minerals Fund                        18,083
 1,043,764    USAA Real Return Fund                                         11,001
   994,271    USAA S&P 500 Index Fund                                       21,447
 1,337,893    USAA Small Cap Stock Fund                                     20,109
 1,414,697    USAA Value Fund                                               21,093
                                                                       -----------
              Total Equity Mutual Funds (cost: $192,808)                   238,752
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (55.1%)
 3,806,469    USAA High Income Fund                                         32,774
 7,985,037    USAA Income Fund                                             107,718
 7,418,655    USAA Intermediate-Term Bond Fund                              81,012
 8,672,484    USAA Short-Term Bond Fund                                     80,394
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $275,593)             301,898
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
 7,275,143    State Street Institutional Liquid Reserve Fund,
                 0.21% (a)(cost: $7,275)                                     7,275
                                                                       -----------

              TOTAL INVESTMENTS (COST: $475,676)                       $   547,925
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     238,752       $        --       $         --     $  238,752
Fixed-Income Mutual Funds                         301,898                --                 --        301,898
Money Market Instruments:
  Money Market Funds                                7,275                --                 --          7,275
-------------------------------------------------------------------------------------------------------------
Total                                       $     547,925       $        --       $         --     $  547,925
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
September 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (62.4%)
  1,355,728   USAA Aggressive Growth Fund*                             $    50,555
  3,197,327   USAA Emerging Markets Fund                                    55,058
  3,038,972   USAA Growth Fund                                              50,629
  3,604,641   USAA Income Stock Fund                                        49,420
  5,631,102   USAA International Fund                                      137,117
    884,560   USAA Precious Metals and Minerals Fund                        28,209
  1,629,609   USAA Real Return Fund                                         17,176
  2,316,787   USAA S&P 500 Index Fund                                       49,973
  3,122,289   USAA Small Cap Stock Fund                                     46,928
  3,299,088   USAA Value Fund                                               49,190
                                                                       -----------
              Total Equity Mutual Funds (cost: $438,774)                   534,255
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (36.1%)
  5,943,303   USAA High Income Fund                                         51,172
  7,638,375   USAA Income Fund                                             103,042
  7,098,057   USAA Intermediate-Term Bond Fund                              77,511
  8,277,075   USAA Short-Term Bond Fund                                     76,728
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $279,301)             308,453
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.4%)

              MONEY MARKET FUNDS (1.4%)
 12,296,390   State Street Institutional Liquid Reserve Fund,
                 0.21% (a)(cost: $12,296)                                   12,296
                                                                       -----------

              TOTAL INVESTMENTS (COST: $730,371)                       $   855,004
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     534,255       $        --       $         --     $  534,255
Fixed-Income Mutual Funds                         308,453                --                 --        308,453
Money Market Instruments:
  Money Market Funds                               12,296                --                 --         12,296
-------------------------------------------------------------------------------------------------------------
Total                                       $     855,004       $        --       $         --     $  855,004
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
September 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (79.6%)
  1,730,132   USAA Aggressive Growth Fund*                             $    64,517
  4,080,834   USAA Emerging Markets Fund                                    70,272
  3,878,227   USAA Growth Fund                                              64,611
  4,600,216   USAA Income Stock Fund                                        63,069
  7,188,036   USAA International Fund                                      175,029
    871,509   USAA Precious Metals and Minerals Fund                        27,792
  1,606,107   USAA Real Return Fund                                         16,928
  2,957,950   USAA S&P 500 Index Fund                                       63,803
  3,990,486   USAA Small Cap Stock Fund                                     59,977
  4,212,377   USAA Value Fund                                               62,807
                                                                       -----------
              Total Equity Mutual Funds (cost: $553,890)                   668,805
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (19.1%)
  5,857,930   USAA High Income Fund                                         50,437
  3,267,884   USAA Income Fund                                              44,084
  3,018,808   USAA Intermediate-Term Bond Fund                              32,965
  3,533,737   USAA Short-Term Bond Fund                                     32,757
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $147,560)             160,243
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.3%)

              MONEY MARKET FUNDS (1.3%)
 10,746,664   State Street Institutional Liquid Reserve Fund,
                 0.21% (a)(cost: $10,747)                                   10,747
                                                                       -----------

              TOTAL INVESTMENTS (COST: $712,197)                       $   839,795
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     668,805       $        --       $         --     $  668,805
Fixed-Income Mutual Funds                         160,243                --                 --        160,243
Money Market Instruments:
  Money Market Funds                               10,747                --                 --         10,747
-------------------------------------------------------------------------------------------------------------
Total                                       $     839,795       $        --       $         --     $  839,795
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
September 30, 2012 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (86.5%)
   859,728    USAA Aggressive Growth Fund*                             $    32,059
 2,028,813    USAA Emerging Markets Fund                                    34,936
 1,927,156    USAA Growth Fund                                              32,106
 2,283,623    USAA Income Stock Fund                                        31,309
 3,571,988    USAA International Fund                                       86,978
   394,779    USAA Precious Metals and Minerals Fund                        12,590
   722,336    USAA Real Return Fund                                          7,613
 1,471,795    USAA S&P 500 Index Fund                                       31,747
 1,979,707    USAA Small Cap Stock Fund                                     29,755
 2,095,669    USAA Value Fund                                               31,246
                                                                       -----------
              Total Equity Mutual Funds (cost: $273,026)                   330,339
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (12.0%)
 1,323,687    USAA High Income Fund                                         11,397
 1,022,057    USAA Income Fund                                              13,787
   948,085    USAA Intermediate-Term Bond Fund                              10,353
 1,109,810    USAA Short-Term Bond Fund                                     10,288
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $45,753)               45,825
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.4%)

              MONEY MARKET FUNDS (1.4%)
 5,384,625    State Street Institutional Liquid Reserve Fund,
                 0.21% (a)(cost: $5,385)                                     5,385
                                                                       -----------

              TOTAL INVESTMENTS (COST: $324,164)                       $   381,549
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     330,339       $        --       $         --     $  330,339
Fixed-Income Mutual Funds                          45,825                --                 --         45,825
Money Market Instruments:
  Money Market Funds                                5,385                --                 --          5,385
-------------------------------------------------------------------------------------------------------------
Total                                       $     381,549       $        --       $         --     $  381,549
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2012, through September 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

6  | USAA Target Retirement Funds

================================================================================

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of September 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2012, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Unrealized appreciation              $32,368         $72,249         $124,633        $127,598        $57,501
Unrealized depreciation                    -               -                -               -            116
------------------------------------------------------------------------------------------------------------
Net                                  $32,368         $72,249         $124,633        $127,598        $57,385
------------------------------------------------------------------------------------------------------------

================================================================================

7  | USAA Target Retirement Funds

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2012, net assets were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Net assets                          $321,599        $548,095         $855,816        $840,032       $381,767

E. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended September 30, 2012 (in thousands):

Target Income:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/30/2011     9/30/2012
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $1,524       $1,137          $ -           $10         $7,196        $8,749
Emerging Markets                      2,442        1,877            -          (419)         8,112         9,515
Growth                                1,529        1,232            -            40          7,245         8,762
Income                               17,740        4,424        2,067            10         70,894        86,720
Income Stock                          1,519        1,359           96            22          7,484         8,559
Intermediate-Term Bond               12,944        3,979        2,270            (7)        53,380        65,242
International                         6,010          579            -           (50)        15,986        23,700
Precious Metals and Minerals          7,741        3,287            -          (949)         5,447        10,615
Real Return                           1,134          186          145            (3)         5,121         6,454
S&P 500 Index                         1,553        1,452          135            35          7,452         8,670
Short-Term Bond                      13,362        2,138        1,197            (9)        52,688        64,744
Small Cap Stock                       1,590          952            -             9          6,657         8,141
Value                                 1,597        1,533            -            13          7,487         8,542

Target 2020:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011     9/30/2012
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $2,103       $1,692          $ -           $18        $18,336       $21,676
Emerging Markets                      4,299        3,489            -          (857)        20,652        23,620
Growth                                2,093        1,882            -            71         18,458        21,708
High Income                           5,645       13,336        1,975          (119)        37,943        32,774
Income                               18,295        5,910        2,564            16         92,191       107,718
Income Stock                          7,056        7,431          235           339         19,075        21,219
Intermediate-Term Bond               13,141        5,059        2,774             4         69,321        81,012
International                        13,454          979            -           (71)        40,616        58,796
Precious Metals and Minerals         12,291        5,303            -        (1,344)         9,912        18,083
Real Return                           1,315          315          248            (5)         9,323        11,001
S&P 500 Index                         2,195        2,515          330            58         18,990        21,447
Short-Term Bond                      13,712        2,822        1,483           (11)        68,470        80,394
Small Cap Stock                       2,401        1,339            -            (5)        16,942        20,109
Value                                 2,306        2,757            -            15         19,078        21,093

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

Target 2030:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/11/2011     9/30/2012
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $4,849       $3,163           $-           $19        $42,131       $50,555
Emerging Markets                      9,609        6,901            -        (1,656)        47,394        55,058
Growth                                4,453        3,238            -           120         42,418        50,629
High Income                           9,199       20,253        3,026          (300)        58,361        51,172
Income                               25,726       54,202        3,397         1,149        127,384       103,042
Income Stock                         12,313       12,336          544           516         43,837        49,420
Intermediate-Term Bond               11,865       23,749        3,389           616         85,113        77,511
International                        31,148          553            -           (44)        93,398       137,117
Precious Metals and Minerals         18,656        7,603            -        (1,243)        15,284        28,209
Real Return                           2,246          448          382           (12)        14,341        17,176
S&P 500 Index                         5,087        5,130          762            32         43,638        49,973
Short-Term Bond                      76,672           26           86             -             -         76,728
Small Cap Stock                       5,102        1,896            -           (39)        38,889        46,928
Value                                 4,871        5,200            -           (67)        43,849        49,190

Target 2040:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/11/2011     9/30/2012
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $6,759       $3,285          $ -          $(83)       $52,661       $64,517
Emerging Markets                     13,442        8,581            -        (2,098)        59,268        70,272
Growth                                6,176        3,286            -            23         53,019        64,611
High Income                          10,088       20,471        2,955          (332)        57,054        50,437
Income                               19,914       57,661        2,064         1,386         79,335        44,084
Income Stock                         13,897       12,469          685           239         54,784        63,069
Intermediate-Term Bond               32,773           18           69             -              -        32,965
International                        43,014          937            -           (72)       116,732       175,029
Precious Metals and Minerals         18,263        7,214            -          (783)        14,953        27,792
Real Return                           2,533          633          374           (17)        14,020        16,928
S&P 500 Index                         7,008        5,675          960           (80)        54,540        63,803
Short-Term Bond                      32,740           18           37             -              -        32,757
Small Cap Stock                       7,182        1,801            -           (58)        48,619        59,977
Value                                 6,145        5,170            -          (155)        54,800        62,807

================================================================================

9  | USAA Target Retirement Funds

================================================================================

Target 2050:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2011     9/30/2012
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $4,826       $5,995           $-          $155        $28,615       $32,059
Emerging Markets                      7,606        8,121            -        (1,740)        32,177        34,936
Growth                                4,574        6,076            -           329         28,811        32,106
High Income                          11,463            -           57             -              -        11,397
Income                               13,727            -           39             -              -        13,787
Income Stock                          4,807        6,876          366           165         29,768        31,309
Intermediate-Term Bond               10,287            -           22             -              -        10,353
International                        17,441        2,967            -           (65)        63,411        86,978
Precious Metals and Minerals          8,385        3,178            -          (297)         6,596        12,590
Real Return                           7,664            -           60             -              -         7,613
S&P 500 Index                         5,020        7,310          513           309         29,636        31,747
Short-Term Bond                      10,277            -           12             -              -        10,288
Small Cap Stock                       4,305        4,292            -           102         26,403        29,755
Value                                 4,442        6,873            -           103         29,779        31,246

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2012.

*      Non-income-producing security.

================================================================================

                                        Notes to Portfolios of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     11/26/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.